Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,331,000
Previously Paid Amount	0.00
Total Fee Amount	460.01
Total Offset Amount	0.00
Net Fee	460.01
Narrative - Max Aggregate Offering Price	$ 3,331,000
Final Prospectus	true